Deposits	12 Months Ended
Dec. 31, 2025
Deposits
Deposits

Note 10.  Deposits

The following is a maturity distribution of time deposits at December 31, 2025:

Maturity distribution of time deposits
2026	$180,921,509
2027	7,708,524
2028	11,873,196
2029	1,284,284
2030	20,724,994
Total time deposits	$222,512,507

Total deposits in excess of the FDIC insurance level amounted to $335,911,881 as of December 31, 2025.